Cash and cash equivalents	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of cash and cash equivalents [text block]
12.	Cash and cash equivalents

Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 30 June 2023 and 31 December 2022 are as follows (in thousands):

	30 June 2023	31 December 2022
Cash and cash equivalents denominated in US dollars	9,609	10,377
Cash and cash equivalents denominated in other currencies	50,857	56,050
	60,466	66,427